Nature of operations	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Nature of operations

1.	Nature of operations

Almonty Industries Inc., together with its subsidiaries (“Almonty” or the “Company”) is incorporated under the Canada Business Corporations Act. Almonty’s common shares are listed on the Nasdaq Capital Market under the symbol ALM. Almonty’s common shares are also listed on the Toronto Stock Exchange (“TSX”) under the symbol AII, the Australian Securities Exchange under the symbol AII, and the Frankfurt Stock Exchange under the symbol ALI1.

The head office of the Company is located at 100 King Street West, Suite 5700, Toronto, Ontario, M5X 1C7. The Company is primarily engaged in the development of the Sangdong Mine in South Korea, and the Company is currently mining, processing and shipping tungsten concentrate from the Panasqueira tin and tungsten mine in Covilha, Castelo Branco, Portugal (the “Panasqueira Mine”). Additionally, the Company is evaluating its molybdenum project with inferred mineral resources on a separate property adjacent to the tungsten orebody at the Sangdong Mine, its Valtreixal tin and tungsten mine project located in Western Spain in the province of Zamora (the “Valtreixal Mine”) and the newly-acquired Gentung Browns Lake tungsten project located in Montana, USA (the “Gentung-Browns Lake Project”). The Company also owns the Los Santos tungsten mine located near Salamanca, Spain (the “Los Santos Mine”), which is currently under care and maintenance.

On July 3, 2025, Almonty effected a share consolidation of its issued and outstanding common shares on the basis of one and a half (1.5) pre-consolidated common shares for one (1) post-consolidated common share (the “Share Consolidation”). Almonty’s common shares commenced trading on a post-consolidation basis on the TSX at the start of trading on July 7, 2025. As a result, Almonty’s issued and outstanding CHESS Depository Interests (“CDIs”), common share purchase warrants (“warrants”), CDI options, stock options and restricted share units (“RSUs”) were also consolidated on a 1.5 to 1 basis. All information relating to per common share amounts, issued and outstanding common shares, CDIs, warrants, CDI options, stock options and RSUs in these consolidated financial statements have been adjusted retrospectively to reflect the Share Consolidation. There were 262,776,228 (December 31, 2024, - 176,947,216) common shares issued and outstanding as at December 31, 2025 on a post-consolidated basis.

These consolidated financial statements have been prepared on a going concern basis which assumes that the Company will continue operating for the foreseeable future and will be able to realize a return on its assets and discharge its liabilities and commitments in the ordinary course of its business.

Management assesses the Company’s ability to continue as a going concern at each reporting date, using quantitative and qualitative information available. As at December 31, 2025, the Company had a working capital position of $213,175 (December 31, 2024 – deficiency of $36,813).

During the year ended December 31, 2025, the Company:

(i)	secured additional financings totaling $10,847 during January and February 2025 (see Note 13);

(ii)	received $29,030 in conjunction with the exercise of warrants, CDI options and stock options;

(iii)	received its ninth and final drawdown of US$906 under its US$75,100 project financing with the KfW IPEX-Bank (“KfW”) as well as an additional US$20,000 in conjunction with a cost overrun availability (Note 11(e));

Almonty Industries Inc.

Notes to the Consolidated Financial Statements

Years Ended December 31, 2025 and 2024

(in thousands of Canadian dollars unless otherwise noted, except for common share information)

(iv)	on July 3, 2025, effected the Share Consolidation;

(v)	on July 15, 2025, closed its initial public offering of 20,000,000 common shares in the United States at a price of US$4.50 per common share for net proceeds, after deducting underwriting discounts and offering expenses, of approximately US$80,300, which common shares commenced trading on the Nasdaq Capital Market under the symbol ALM;

(vi)	On December 10, 2025, closed an additional public offering of 20,700,000 common shares in the United States at a price of US$6.25 per common share for net proceeds, after deducting underwriting discounts and offering expenses, of approximately US$121,493; and

(vii)	subsequent to December 31, 2025, received $4,913 in conjunction with the exercise of warrants, CDI options and stock options.

The Company’s current forecast indicates that it will have sufficient cash flows from operations and from financings outlined above for the next year to continue as a going concern and settle obligations as they come due. The assessment of the Company’s ability to continue as a going concern, by its nature, relies on estimates of future cash flows and other future events, whose subsequent changes would materially impact the validity of such an assessment.